Employee Benefits and Share-Based Compensation - Summary of Share Option Awards (Details) - shares	12 Months Ended	36 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Time Based Options
Number of Share Option Awards
Granted		0
Performance Based Options
Number of Share Option Awards
Granted	0